Share-Based Awards (Tables)	6 Months Ended
Jun. 30, 2013
Assumptions Used to Determine Fair Value of Stock Options Granted

not paying cash dividends in the foreseeable future. The assumptions used to determine the fair value of stock options granted are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2010	2011	2012
Risk-free interest rate	2.08%	0.97%	0.63%
Expected term (in years)	4.6	4.7	4.1
Expected volatility	49%	56%	56%
Expected dividend yield	0%	0%	0%

Stock Option Activity

Stock option activity during the years ended December 31, 2010, 2011 and 2012 and during the six months ended June 30, 2013 is as follows:

	Number of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In Years)
Outstanding at December 31, 2009	1,798,333	$1.37
Granted	1,798,611	$3.08
Exercised	(607,500)	$0.03
Forfeited and canceled	(600,000)	$2.63

Outstanding at December 31, 2010	2,389,444	$2.67	6.1	$6,153
Granted(1)	248,333	$7.26
Exercised	—	$—
Forfeited and canceled	(84,166)	$2.90

Outstanding at December 31, 2011	2,553,611	$3.11	5.3	$15,951
Granted(2)	902,977	$9.76
Exercised	(184,335)	$1.70
Forfeited and canceled	(314,738)	$8.35

Outstanding at December 31, 2012	2,957,515	$4.66		$60,383
Granted	—	$—
Exercised	(794,044)	$3.31
Forfeited and canceled	(55,419)	$7.45

Outstanding at June 30, 2013 (unaudited)	2,108,052	$5.13		$59,232

Vested and expected to vest at December 31, 2012	2,835,082	$4.57	4.8	$15,369

Exercisable at December 31, 2012	1,579,209	$3.17	4.2	$34,725

Vested and expected to vest at June 30, 2013 (unaudited)	2,041,434	$5.06	4.7

Exercisable at June 30, 2013 (unaudited)	1,130,542	$3.99	4.3

(1)	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.

(2)	On May 9, 2012, the Company’s board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.

Recognized Share-Based Compensation Expense from All Awards

The Company recognized share-based compensation expense from all awards in the following expense categories:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Cost of subscription revenue	$4	$24	$136	$50	$143
Sales and marketing	100	734	921	460	803
Research and development	14	155	187	81	308
General and administrative	31	1,379	1,178	378	951

Total	$149	$2,292	$2,422	$969	$2,205